UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016*

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

January 31, 2016

MFS® EMERGING MARKETS DEBT FUND

EMD-SEM

MFS® EMERGING MARKETS DEBT FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Market volatility remains elevated amid signs of slowing global growth and continued weakness in the price of oil and other commodities. Chinese markets remain skittish following a series of policy missteps and currency depreciations, which have contributed to large capital outflows.

A lower-for-longer interest rate environment is likely for the foreseeable future given accommodative global central bank policies. The Bank of Japan has adopted a negative interest rate policy while the European Central Bank has signaled plans for additional monetary stimulus later this year. Meanwhile, expectations for further monetary policy tightening from the U.S. Federal Reserve have been reduced in the face of more challenging financial conditions.

The U.S. manufacturing sector is suffering the effects of a strong U.S. dollar and falling global demand. There is some reason for optimism, however, as U.S. labor markets continue to improve while auto and home sales remain upbeat.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

March 17, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Sovereign Emerging Markets	50.8%
Other Government Entity-Emerging Markets Quasi Government	21.1%
Emerging Markets Corporate Bonds	18.5%
Sovereign Developed Markets	0.7%
Developed Markets Corporate Bonds	0.6%
U.S. Treasury Securities	0.6%

Composition including fixed income credit quality (a)(i)
AA	1.5%
A	3.6%
BBB	44.3%
BB	23.1%
B	12.1%
CCC	3.4%
CC	0.2%
C	0.1%
D	0.2%
Not Rated	3.8%
Cash & Cash Equivalents	8.3%
Other	(0.6)%

Portfolio facts (i)
Average Duration (d)	6.1
Average Effective Maturity (m)	9.8 yrs.

Issuer country weightings (i)(x)
Mexico	15.2%
Indonesia	8.4%
United States (includes Cash & Cash Equivalents and Other)	8.3%
Russia	7.3%
Turkey	5.2%
Hungary	4.6%
Chile	4.3%
Argentina	3.3%
Peru	3.3%
Other Countries	40.1%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 1/31/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2015 through January 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2015 through January 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/15	Ending Account Value 1/31/16	Expenses Paid During Period (p) 8/01/15-1/31/16
A	Actual	1.12%	$1,000.00	$967.99	$5.54
	Hypothetical (h)	1.12%	$1,000.00	$1,019.51	$5.69
B	Actual	1.87%	$1,000.00	$964.57	$9.23
	Hypothetical (h)	1.87%	$1,000.00	$1,015.74	$9.48
C	Actual	1.87%	$1,000.00	$963.83	$9.23
	Hypothetical (h)	1.87%	$1,000.00	$1,015.74	$9.48
I	Actual	0.87%	$1,000.00	$969.09	$4.31
	Hypothetical (h)	0.87%	$1,000.00	$1,020.76	$4.42
R1	Actual	1.87%	$1,000.00	$964.57	$9.23
	Hypothetical (h)	1.87%	$1,000.00	$1,015.74	$9.48
R2	Actual	1.37%	$1,000.00	$966.29	$6.77
	Hypothetical (h)	1.37%	$1,000.00	$1,018.25	$6.95
R3	Actual	1.12%	$1,000.00	$967.32	$5.54
	Hypothetical (h)	1.12%	$1,000.00	$1,019.51	$5.69
R4	Actual	0.87%	$1,000.00	$969.24	$4.31
	Hypothetical (h)	0.87%	$1,000.00	$1,020.76	$4.42
R5	Actual	0.75%	$1,000.00	$969.10	$3.71
	Hypothetical (h)	0.75%	$1,000.00	$1,021.37	$3.81

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Bonds - 90.2%
Issuer	Shares/Par	Value ($)
Angola - 0.3%
Republic of Angola, 9.5%, 11/12/25 (n)	$14,382,000	$12,011,846

Argentina - 3.2%
Republic of Argentina, 6%, 12/29/16	$19,838,000	$19,730,521
Republic of Argentina, 7%, 4/17/17	51,033,000	51,317,963
Republic of Argentina, 8.75%, 6/02/17	8,388,000	8,236,841
Republic of Argentina, 8%, 10/08/20	5,885,000	6,135,848
Republic of Argentina, 8.75%, 5/07/24	39,469,000	41,278,543

		$126,699,716
Azerbaijan - 0.9%
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/23	$4,824,000	$3,959,346
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/30	36,414,000	29,804,859

		$33,764,205
Bahamas - 0.3%
Commonwealth of Bahamas, 5.75%, 1/16/24	$2,570,000	$2,627,825
Commonwealth of Bahamas, 6.95%, 11/20/29	7,753,000	8,977,974
Commonwealth of Bahamas, 6.625%, 5/15/33	844,000	915,824

		$12,521,623
Barbados - 0.3%
Columbus International, Inc., 7.375%, 3/30/21 (n)	$10,349,000	$10,374,873

Bermuda - 0.2%
Government of Bermuda, 4.138%, 1/03/23	$4,880,000	$4,758,000
Government of Bermuda, 4.854%, 2/06/24	4,304,000	4,413,752

		$9,171,752
Brazil - 2.1%
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 1/31/49 (n)	$8,813,000	$4,252,273
Brazil Minas SPE (State of Minas Gerais, CLN), 5.333%, 2/15/28 (n)	3,955,000	3,025,575
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)	7,264,000	4,467,360
Cimpor Financial Operations B.V., 5.75%, 7/17/24	2,144,000	1,318,560
Federative Republic of Brazil, 2.625%, 1/05/23	5,162,000	4,077,980
Federative Republic of Brazil, 4.25%, 1/07/25	17,196,000	14,418,846
Minerva Luxembourg S.A., 7.75%, 1/31/23	10,170,000	9,483,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brazil - continued
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		$262,000	$244,315
Odebrecht Offshore Drilling Finance Ltd., 6.625%, 10/01/22 (n)		5,334,215	1,173,527
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		5,777,800	1,242,227
Petrobras Global Finance B.V., 4.375%, 5/20/23		5,430,000	3,576,687
Petrobras Global Finance B.V., 7.25%, 3/17/44		1,095,000	717,225
Petrobras International Finance Co., 5.375%, 1/27/21		5,307,000	3,986,884
Petrobras International Finance Co., 6.75%, 1/27/41		6,630,000	4,166,624
QGOG Constellation S.A., 6.25%, 11/09/19		4,125,000	1,567,500
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		11,014,000	4,185,320
TerraForm Global Operating LLC, 9.75%, 8/15/22 (n)		8,920,000	6,957,600
Tupy Overseas S.A., 6.625%, 7/17/24 (n)		5,769,000	4,680,101
Tupy Overseas S.A., 6.625%, 7/17/24		5,987,000	4,856,954
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21 (a)(d)		5,395,000	917,150
Votorantim Cimentos S.A., 7.25%, 4/05/41		5,203,000	3,564,055

			$82,880,288
Bulgaria - 0.5%
Republic of Bulgaria, 3.125%, 3/26/35	EUR	18,221,000	$17,781,120

Canada - 0.2%
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		$9,176,000	$4,266,840
First Quantum Minerals Ltd., 7.25%, 10/15/19		262,000	121,830
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		5,494,000	2,472,300

			$6,860,970
Chile - 4.3%
AES Gener S.A., 5%, 7/14/25 (n)		$10,648,000	$10,094,485
AES Gener S.A., 8.375% to 6/18/19, FRN to 12/18/73 (n)		6,344,000	6,201,260
AES Gener S.A., 8.375% to 6/18/19, FRN to 12/18/73		2,924,000	2,858,210
Cencosud S.A., 4.875%, 1/20/23		6,871,000	6,349,024
Cencosud S.A., 4.875%, 1/20/23 (n)		2,430,000	2,245,398
Cencosud S.A., 5.15%, 2/12/25 (n)		8,888,000	8,116,486
E.CL S.A., 5.625%, 1/15/21		7,640,000	8,266,006
E.CL S.A., 4.5%, 1/29/25 (n)		9,672,000	9,474,372
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2/04/24 (n)		4,313,000	4,394,878
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)		5,205,000	4,506,156
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		7,197,000	7,136,567
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26		6,851,000	6,427,101
Empresa Nacional del Petroleo, 6.25%, 7/08/19		4,392,000	4,706,726
Empresa Nacional del Petroleo, 5.25%, 8/10/20		5,314,000	5,530,354

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chile - continued
Empresa Nacional del Petroleo, 4.75%, 12/06/21		$2,201,000	$2,212,826
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)		13,235,000	12,626,547
Empresa Nacional del Petroleo, 4.375%, 10/30/24		3,033,000	2,893,564
GNL Quintero S.A., 4.634%, 7/31/29 (n)		14,850,000	14,108,985
Republic of Chile, 3.125%, 1/21/26		10,297,000	10,142,545
Republic of Chile, 1.875%, 5/27/30	EUR	7,762,000	8,030,192
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)		$4,805,000	4,723,916
Transelec S.A., 4.625%, 7/26/23 (n)		7,196,000	7,404,526
Transelec S.A., 4.25%, 1/14/25 (n)		6,029,000	5,887,168
VTR Finance B.V., 6.875%, 1/15/24		3,361,000	3,134,133
VTR Finance B.V., 6.875%, 1/15/24 (n)		9,223,000	8,600,448

			$166,071,873
China - 2.9%
Avi Funding Co. Ltd., 3.8%, 9/16/25 (n)		$11,108,000	$11,381,568
Baidu, Inc., 4.125%, 6/30/25		10,801,000	10,825,745
CNOOC Finance (2013) Ltd., 3%, 5/09/23		6,387,000	6,035,900
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/25		5,973,000	5,753,576
CNPC General Capital Ltd., 3.95%, 4/19/22 (n)		7,481,000	7,775,078
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		6,213,000	6,094,065
Export-Import Bank of China, 3.625%, 7/31/24 (n)		5,655,000	5,916,883
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23		4,074,000	3,936,678
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		7,753,000	8,020,657
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/23		2,604,000	2,722,107
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)		3,861,000	4,048,621
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)		4,155,000	4,186,948
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		7,792,000	8,423,214
State Grid Overseas Investment (2014) Ltd., 4.85%, 5/07/44 (n)		9,632,000	10,653,637
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		10,376,000	10,339,373
Three Gorges Finance I (Cayman Islands) Ltd., 3.7%, 6/10/25 (n)		5,599,000	5,838,979

			$111,953,029
Colombia - 1.6%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/29/49 (n)		$12,312,000	$10,129,082
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		2,996,000	2,957,052

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Colombia - continued
Empresas de Energia em Bom Despacho - Minas Gerais, 6.125%, 11/10/21		$6,604,000	$6,518,148
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		6,508,000	5,676,278
Millicom International Cellular S.A., 4.75%, 5/22/20		300,000	261,660
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		10,980,000	9,772,200
Oleoducto Central S.A., 4%, 5/07/21 (n)		3,474,000	3,161,340
Oleoducto Central S.A., 4%, 5/07/21		7,824,000	7,119,840
Pacific Exploration and Production Corp., 7.25%, 12/12/21		1,111,000	138,875
Pacific Exploration and Production Corp., 7.25%, 12/12/21 (n)		4,105,000	513,125
Pacific Exploration and Production Corp., 5.125%, 3/28/23		2,292,000	285,354
Pacific Exploration and Production Corp., 5.125%, 3/28/23 (n)		4,629,000	576,311
Pacific Exploration and Production Corp., 5.625%, 1/19/25 (n)		10,752,000	1,370,880
Republic of Colombia, 4.5%, 1/28/26		7,816,000	7,395,890
Republic of Colombia, 5%, 6/15/45		7,596,000	6,209,730

			$62,085,765
Cote d’Ivoire - 1.1%
Republic of Cote d’Ivoire, 5.375%, 7/23/24 (n)		$12,979,000	$11,189,455
Republic of Cote d’Ivoire, 6.375%, 3/03/28 (n)		12,991,000	11,446,110
Republic of Cote d’Ivoire, 5.75%, 12/31/32		24,516,000	21,253,901

			$43,889,466
Croatia - 1.6%
Hrvatska Elektroprivreda, 5.875%, 10/23/22		$1,800,000	$1,829,250
Hrvatska Elektroprivreda, 5.875%, 10/23/22 (n)		10,648,000	10,821,030
Republic of Croatia, 6%, 1/26/24		3,742,000	4,021,715
Republic of Croatia, 6.625%, 7/14/20		7,256,000	7,916,296
Republic of Croatia, 6.375%, 3/24/21		7,932,000	8,598,288
Republic of Croatia, 5.5%, 4/04/23 (n)		8,674,000	9,046,982
Republic of Croatia, 6%, 1/26/24 (n)		7,380,000	7,931,655
Republic of Croatia, 3%, 3/11/25	EUR	11,172,000	11,247,363

			$61,412,579
Dominican Republic - 3.2%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$13,735,000	$13,144,464
Dominican Republic, 7.5%, 5/06/21		17,358,000	18,356,085
Dominican Republic, 6.6%, 1/28/24 (n)		9,406,000	9,476,545
Dominican Republic, 5.875%, 4/18/24		3,332,000	3,215,380
Dominican Republic, 5.875%, 4/18/24 (n)		18,393,000	17,749,245
Dominican Republic, 5.5%, 1/27/25 (n)		13,456,000	12,648,640

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Dominican Republic - continued
Dominican Republic, 6.875%, 1/29/26 (z)	$9,799,000	$9,835,746
Dominican Republic, 8.625%, 4/20/27	18,187,000	20,278,505
Dominican Republic, 7.45%, 4/30/44 (n)	11,605,000	11,198,825
Dominican Republic, 6.85%, 1/27/45 (n)	11,335,000	10,343,188

		$126,246,623
Ecuador - 0.2%
Empresa Publica de Hidrocarburos del Ecuador, FRN, 6.224%, 9/24/19	$5,646,316	$4,361,779
Republic of Ecuador, 10.5%, 3/24/20 (n)	4,599,000	3,403,260
Republic of Ecuador, 10.5%, 3/24/20	2,189,000	1,619,860

		$9,384,899
El Salvador - 0.2%
Republic of El Salvador, 7.375%, 12/01/19 (n)	$1,516,000	$1,461,045
Republic of El Salvador, 7.375%, 12/01/19	500,000	481,875
Republic of El Salvador, 6.375%, 1/18/27 (n)	6,318,000	5,022,810

		$6,965,730
Ethiopia - 0.3%
Federal Republic of Ethiopia, 6.625%, 12/11/24 (n)	$11,619,000	$9,994,664

Gabon - 0.2%
Gabonese Republic, 6.375%, 12/12/24	$4,364,000	$3,358,447
Gabonese Republic, 6.375%, 12/12/24 (n)	4,468,000	3,438,483
Gabonese Republic, 6.95%, 6/16/25 (n)	2,536,000	1,953,075

		$8,750,005
Guatemala - 1.0%
Cementos Progreso Trust Co., 7.125%, 11/06/23	$735,000	$727,650
Cementos Progreso Trust Co., 7.125%, 11/06/23 (n)	8,835,000	8,746,650
Central American Bottling Corp., 6.75%, 2/09/22 (n)	12,536,000	12,708,370
Comcel Trust, 6.875%, 2/06/24 (n)	11,101,000	8,880,800
Industrial Senior Trust Co., 5.5%, 11/01/22 (n)	10,173,000	9,410,025

		$40,473,495
Honduras - 0.5%
Republic of Honduras, 8.75%, 12/16/20	$2,569,000	$2,774,520
Republic of Honduras, 8.75%, 12/16/20 (n)	6,277,000	6,779,160
Republic of Honduras, 7.5%, 3/15/24	9,918,000	10,041,975

		$19,595,655
Hungary - 4.6%
Hungarian Development Bank, 6.25%, 10/21/20	$4,000,000	$4,403,000
Hungarian Development Bank, 6.25%, 10/21/20 (n)	11,785,000	12,972,339

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Hungary - continued
Hungarian Export-Import Bank PLC, 4%, 1/30/20	$5,448,000	$5,457,534
Magyar Export-Import Bank PLC, 5.5%, 2/12/18 (n)	2,040,000	2,147,883
Magyar Export-Import Bank PLC, 5.5%, 2/12/18	8,291,000	8,729,461
Magyar Export-Import Bank PLC, 4%, 1/30/20 (n)	11,795,000	11,815,641
Republic of Hungary, 6.375%, 3/29/21	23,512,000	26,644,974
Republic of Hungary, 5.375%, 2/21/23	36,194,000	39,567,281
Republic of Hungary, 5.75%, 11/22/23	23,754,000	26,636,120
Republic of Hungary, 5.375%, 3/25/24	25,616,000	28,220,123
Republic of Hungary, 7.625%, 3/29/41	8,524,000	11,624,605

		$178,218,961
Iceland - 0.5%
Republic of Iceland, 5.875%, 5/11/22 (n)	$6,101,000	$7,014,320
Republic of Iceland, 5.875%, 5/11/22	10,979,000	12,622,556

		$19,636,876
India - 1.2%
Export-Import Bank of India, 4%, 1/14/23	$6,171,000	$6,289,903
Greenko Dutch B.V., 8%, 8/01/19 (n)	9,907,000	10,374,878
ONGC Videsh Ltd., 3.75%, 5/07/23	21,286,000	20,635,074
Reliance Industries Ltd., 4.125%, 1/28/25 (n)	5,424,000	5,367,151
Reliance Industries Ltd., 4.875%, 2/10/45 (n)	4,894,000	4,437,742

		$47,104,748
Indonesia - 8.3%
Listrindo Capital B.V., 6.95%, 2/21/19	$5,991,000	$6,080,865
Listrindo Capital B.V., 6.95%, 2/21/19 (n)	3,986,000	4,045,790
Pertamina PT, 6%, 5/03/42	26,255,000	21,404,783
Pertamina PT, 5.625%, 5/20/43 (n)	8,274,000	6,446,993
Pertamina PT, 5.625%, 5/20/43	8,559,000	6,669,062
Pertamina PT, 6.45%, 5/30/44 (n)	4,692,000	4,036,837
Pertamina PT, 6.45%, 5/30/44	8,734,000	7,514,437
PT Pelabuhan Indonesia III, 4.875%, 10/01/24 (n)	6,076,000	5,802,580
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)	8,737,000	8,493,814
PT Perusahaan Listrik Negara, 5.25%, 10/24/42	5,235,000	4,135,650
Republic of Indonesia, 5.875%, 3/13/20 (n)	581,000	637,394
Republic of Indonesia, 5.875%, 3/13/20	18,664,000	20,475,603
Republic of Indonesia, 4.875%, 5/05/21 (n)	33,949,000	35,635,349
Republic of Indonesia, 4.875%, 5/05/21	9,466,000	9,936,205
Republic of Indonesia, 3.75%, 4/25/22 (n)	10,397,000	10,122,706
Republic of Indonesia, 3.75%, 4/25/22	15,059,000	14,661,713
Republic of Indonesia, 3.375%, 4/15/23	19,702,000	18,642,840
Republic of Indonesia, 3.375%, 4/15/23 (n)	362,000	342,539
Republic of Indonesia, 5.375%, 10/17/23 (n)	25,089,000	26,702,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Indonesia - continued
Republic of Indonesia, 5.375%, 10/17/23		$380,000	$404,436
Republic of Indonesia, 5.875%, 1/15/24 (n)		6,568,000	7,196,879
Republic of Indonesia, 5.875%, 1/15/24		10,611,000	11,626,993
Republic of Indonesia, 4.125%, 1/15/25 (n)		13,350,000	13,079,622
Republic of Indonesia, 4.125%, 1/15/25		15,759,000	15,439,833
Republic of Indonesia, 3.375%, 7/30/25 (n)	EUR	9,448,000	9,692,034
Republic of Indonesia, 4.75%, 1/08/26 (n)		$22,240,000	22,645,146
Republic of Indonesia, 8.5%, 10/12/35		3,963,000	5,009,961
Republic of Indonesia, 4.625%, 4/15/43		5,692,000	4,991,451
Republic of Indonesia, 6.75%, 1/15/44 (n)		6,560,000	7,151,922
Republic of Indonesia, 5.125%, 1/15/45 (n)		8,437,000	7,888,553
Republic of Indonesia, 5.95%, 1/08/46 (z)		6,515,000	6,742,589

			$323,656,902
Israel - 0.4%
B Communications Ltd., 7.375%, 2/15/21 (n)		$5,876,000	$6,370,172
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		8,239,000	8,063,493

			$14,433,665
Jamaica - 1.4%
Digicel Group Ltd., 8.25%, 9/30/20		$6,109,000	$4,941,417
Digicel Group Ltd., 8.25%, 9/30/20 (n)		2,622,000	2,120,870
Digicel Group Ltd., 6%, 4/15/21 (n)		2,138,000	1,862,733
Digicel Group Ltd., 7.125%, 4/01/22		4,629,000	3,450,920
Digicel Group Ltd., 6.75%, 3/01/23 (n)		1,653,000	1,421,580
Digicel Group Ltd., 6.75%, 3/01/23		3,840,000	3,302,400
Government of Jamaica, 6.75%, 4/28/28		15,756,000	15,637,830
Government of Jamaica, 7.875%, 7/28/45		22,952,000	22,033,920

			$54,771,670
Kazakhstan - 3.0%
Development Bank of Kazakhstan, 4.125%, 12/10/22		$42,293,000	$36,380,439
Development Bank of Kazakhstan, 4.125%, 12/10/22 (n)		27,404,000	23,572,921
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17		5,639,000	5,695,841
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 1/28/21		4,126,000	4,127,238
Republic of Kazakhstan, 5.125%, 7/21/25 (n)		26,056,000	25,930,931
Republic of Kazakhstan, 6.5%, 7/21/45 (n)		14,441,000	14,010,658
Republic of Kazakhstan, 6.5%, 7/21/45		7,119,000	6,906,854

			$116,624,882
Lithuania - 0.4%
Republic of Lithuania, 6.125%, 3/09/21 (n)		$8,674,000	$10,050,998
Republic of Lithuania, 6.625%, 2/01/22 (n)		4,442,000	5,362,578
Republic of Lithuania, 6.625%, 2/01/22		800,000	965,795

			$16,379,371

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Malaysia - 0.2%
Petronas Capital Ltd., 3.5%, 3/18/25 (n)	$9,968,000	$9,792,802

Mexico - 15.0%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	$14,413,000	$13,476,155
Banco Nacional Comercio Exterior S.N.C., 4.375%, 10/14/25 (n)	10,107,000	10,046,358
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)	4,232,000	4,548,638
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	4,768,000	5,132,752
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22	9,015,000	9,704,648
CEMEX Finance LLC, 9.375%, 10/12/22	2,684,000	2,710,035
CEMEX Finance LLC, 6%, 4/01/24	3,187,000	2,724,885
CEMEX S.A.B. de C.V., 7.25%, 1/15/21	3,308,000	3,145,908
CEMEX S.A.B. de C.V., 6.125%, 5/05/25	890,000	761,796
Comision Federal de Electricidad, 4.875%, 5/26/21 (n)	7,146,000	7,271,055
Comision Federal de Electricidad, 4.875%, 5/26/21	2,200,000	2,238,500
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	9,239,000	9,192,805
Comision Federal de Electricidad, 4.875%, 1/15/24	7,545,000	7,507,275
Comision Federal de Electricidad, 5.75%, 2/14/42	11,498,000	10,520,670
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	5,736,000	5,248,440
Comision Federal de Electricidad, 6.125%, 6/16/45 (n)	19,735,000	18,600,238
Comision Federal de Electricidad, 6.125%, 6/16/45	10,241,000	9,652,143
Controladora Mabe S.A. de C.V., 7.875%, 10/28/19	7,855,000	8,208,475
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)	11,154,000	10,318,565
Elementia S.A. de C.V., 5.5%, 1/15/25	3,044,000	2,816,004
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	11,858,000	2,193,730
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (a)(d)(n)	17,660,000	3,267,100
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)	9,298,000	9,635,053
Gruma S.A.B. de C.V., 4.875%, 12/01/24	1,744,000	1,807,220
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20	2,261,000	2,306,220
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)	9,337,000	9,523,740
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22	5,149,000	4,704,899
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22 (n)	3,632,000	3,318,740
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (n)	12,803,000	12,098,835
Grupo Televisa S.A.B., 6.125%, 1/31/46	11,345,000	11,216,121
JB Y Co. S.A. de C.V., 3.75%, 5/13/25 (n)	7,175,000	6,913,557
JB Y Co. S.A. de C.V., 3.75%, 5/13/25	2,605,000	2,510,079
Metalsa S.A. de C.V., 4.9%, 4/24/23	9,250,000	7,955,000
Mexichem S.A.B. de C.V., 6.75%, 9/19/42	8,545,000	7,733,225
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)	8,752,000	7,111,000
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)	11,374,000	11,217,608
Pemex Project Funding Master Trust, 6.625%, 6/15/35	7,173,000	6,349,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - continued
Petroleos Mexicanos, 6.375%, 2/04/21 (z)		$8,724,000	$8,841,774
Petroleos Mexicanos, 6.875%, 8/04/26 (z)		21,670,000	22,049,225
Petroleos Mexicanos, 5.5%, 6/27/44 (n)		2,802,000	2,112,148
Petroleos Mexicanos, 5.5%, 6/27/44		6,900,000	5,201,220
Petroleos Mexicanos, 5.625%, 1/23/46 (n)		10,159,000	7,822,430
Petroleos Mexicanos, 5.625%, 1/23/46		3,171,000	2,441,670
Petroleos Mexicanos, FRN, 2.639%, 7/18/18		11,381,000	10,982,665
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28 (n)	MXN	290,510,000	15,710,772
Southern Copper Corp., 6.75%, 4/16/40		$3,608,000	3,039,614
Southern Copper Corp., 5.875%, 4/23/45		11,056,000	8,490,776
Trust F/1401, 5.25%, 1/30/26 (n)		15,556,000	14,661,530
United Mexican States, 3.625%, 3/15/22		97,324,000	97,810,620
United Mexican States, 4%, 10/02/23		71,412,000	72,304,650
United Mexican States, 3.6%, 1/30/25		30,360,000	29,487,150
United Mexican States, 4.125%, 1/21/26		14,010,000	14,024,010
United Mexican States, 6.05%, 1/11/40		4,548,000	4,894,785
United Mexican States, 4.6%, 1/23/46		1,584,000	1,405,800
United Mexican States, 5.75%, 10/12/2110		2,627,000	2,416,840
United Mexican States, 4%, 3/15/2115	EUR	6,291,000	5,656,485

			$583,041,247
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/20 (n)		$8,930,000	$7,926,357

Morocco - 0.7%
Office Cherifien des Phosphates, 4.5%, 10/22/25 (n)		$17,224,000	$15,503,667
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		13,620,000	12,768,750

			$28,272,417
Namibia - 0.3%
Republic of Namibia, 5.25%, 10/29/25 (n)		$11,155,000	$10,318,375

Nigeria - 0.1%
Afren PLC, 15%, 4/25/16 (d)(p)		$11,045,950	$3,313,785
Afren PLC, 10.25%, 4/08/19 (a)(d)		400,000	2,000
Afren PLC, 10.25%, 4/08/19 (a)(d)(n)		8,067,000	40,335
Afren PLC, 6.625%, 12/09/20 (a)(d)(n)		3,859,000	19,295

			$3,375,415
Pakistan - 0.3%
Islamic Republic of Pakistan, 8.25%, 9/30/25 (n)		$9,795,000	$9,904,155

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Panama - 1.5%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (n)		$10,429,000	$10,741,870
Panama Canal Railway Co., 7%, 11/01/26		4,651,416	4,604,902
Panama Canal Railway Co., 7%, 11/01/26 (n)		986,040	976,180
Republic of Panama, 5.2%, 1/30/20		5,828,000	6,323,380
Republic of Panama, 4%, 9/22/24		7,748,000	7,786,740
Republic of Panama, 3.75%, 3/16/25		8,552,000	8,423,720
Republic of Panama, 7.125%, 1/29/26		3,273,000	4,042,155
Republic of Panama, 8.875%, 9/30/27		4,632,000	6,438,480
Republic of Panama, 9.375%, 4/01/29		4,704,000	6,785,520
Republic of Panama, 6.7%, 1/26/36		3,005,000	3,590,975

			$59,713,922
Paraguay - 1.0%
Republic of Paraguay, 4.625%, 1/25/23		$8,559,000	$8,366,423
Republic of Paraguay, 4.625%, 1/25/23 (n)		4,739,000	4,632,373
Republic of Paraguay, 6.1%, 8/11/44 (n)		11,844,000	11,429,460
Republic of Paraguay, 6.1%, 8/11/44		1,900,000	1,833,500
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22		1,977,000	1,779,300
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)		11,719,000	10,547,100

			$38,588,156
Peru - 3.3%
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)		$6,881,000	$6,999,353
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/25 (n)		8,007,000	7,794,014
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)		6,778,000	6,608,550
Corporacion Lindley S.A., 6.75%, 11/23/21		4,602,000	5,027,685
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)		3,898,000	4,258,565
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		7,079,000	7,034,756
El Fondo Mivivienda S.A., 3.5%, 1/31/23		6,969,000	6,463,748
El Fondo Mivivienda S.A., 3.5%, 1/31/23 (n)		5,328,000	4,941,720
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/23		3,396,000	3,281,385
IIRSA Norte Finance Ltd., 8.75%, 5/30/24 (n)		137,663	156,936
IIRSA Norte Finance Ltd., 8.75%, 5/30/24		2,261,383	2,577,976
Inkia Energy Ltd., 8.375%, 4/04/21		10,810,000	10,323,550
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/34 (n)		10,700,000	10,071,375
Republic of Peru, 2.75%, 1/30/26	EUR	8,608,000	9,231,799
Republic of Peru, 4.125%, 8/25/27		$14,856,000	14,670,300
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)		9,917,000	10,165,917
Transport de Gas Peru, 4.25%, 4/30/28 (n)		6,810,000	6,299,250
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		9,515,000	9,153,430

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Peru - continued
Union Andina de Cementos S.A.A., 5.875%, 10/30/21		$2,248,000	$2,162,576

			$127,222,885
Philippines - 1.5%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24 (n)		$547,000	$708,449
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24		10,610,000	13,741,584
Republic of Philippines, 6.375%, 1/15/32		11,328,000	15,101,447
Republic of Philippines, 6.375%, 10/23/34		12,682,000	17,314,684
Republic of Philippines, 3.95%, 1/20/40		12,691,000	13,529,939

			$60,396,103
Poland - 0.3%
Republic of Poland, 5.125%, 4/21/21		$1,618,000	$1,791,935
Republic of Poland, 5%, 3/23/22		7,756,000	8,570,535

			$10,362,470
Qatar - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 9/30/20		$1,967,550	$2,051,171

Romania - 0.5%
Republic of Romania, 6.75%, 2/07/22 (n)		$1,750,000	$2,067,713
Republic of Romania, 6.75%, 2/07/22		1,562,000	1,845,581
Republic of Romania, 4.375%, 8/22/23 (n)		2,128,000	2,237,400
Republic of Romania, 4.375%, 8/22/23		1,516,000	1,593,938
Republic of Romania, 3.875%, 10/29/35 (n)	EUR	8,513,000	9,366,739
Republic of Romania, 6.125%, 1/22/44 (n)		$3,526,000	4,169,495

			$21,280,866
Russia - 7.2%
EuroChem Global Investments Ltd., 5.125%, 12/12/17		$4,815,000	$4,824,630
Gaz Capital S.A., 4.95%, 7/19/22		5,016,000	4,704,506
Gaz Capital S.A., 4.95%, 2/06/28		10,877,000	9,292,765
Gaz Capital S.A., 7.288%, 8/16/37		8,569,000	8,713,131
Gazprom Neft, 4.375%, 9/19/22		7,947,000	6,953,625
Gazprom Neft, 6%, 11/27/23		7,497,000	7,000,249
LUKOIL International Finance B.V., 4.563%, 4/24/23		13,166,000	11,931,688
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		7,692,000	6,970,875
MMC Norilsk Nickel Group, 6.625%, 10/14/22		5,681,000	5,777,577
Mobile Telesystems International Funding Ltd., 5%, 5/30/23		2,823,000	2,611,388
Mobile TeleSystems PJSC, 8.625%, 6/22/20		6,082,000	6,734,295
MTS International Funding Ltd., 5%, 5/30/23 (n)		5,544,000	5,128,422
OJSC PhosAgro, 4.204%, 2/13/18		3,076,000	3,061,235

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Russia - continued
Rosneft, 4.199%, 3/06/22		$7,816,000	$6,858,540
Russian Federation, 5%, 4/29/20 (n)		18,300,000	18,983,029
Russian Federation, 5%, 4/29/20		15,000,000	15,559,860
Russian Federation, 4.5%, 4/04/22		55,000,000	55,344,190
Russian Federation, 4.875%, 9/16/23 (n)		11,200,000	11,396,000
Russian Federation, 4.875%, 9/16/23		64,600,000	65,730,500
Russian Federation, 5.625%, 4/04/42		5,200,000	4,974,445
Russian Federation, 5.875%, 9/16/43 (n)		3,600,000	3,517,358
Russian Federation, 5.875%, 9/16/43		4,600,000	4,494,402
VimpelCom Ltd., 7.504%, 3/01/22		9,760,000	9,906,400

			$280,469,110
Serbia - 0.7%
Republic of Serbia, 6.75%, 11/01/24		$28,664,455	$29,160,350

Slovenia - 0.8%
Republic of Slovenia, 5.85%, 5/10/23		$11,710,000	$13,432,541
Republic of Slovenia, 5.25%, 2/18/24		17,233,000	19,193,288

			$32,625,829
South Africa - 0.8%
Eskom Holdings SOC Ltd., 6.75%, 8/06/23		$3,348,000	$2,888,320
Eskom Holdings SOC Ltd., 7.125%, 2/11/25 (n)		8,005,000	6,897,316
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/20 (n)		10,546,000	7,804,040
Republic of South Africa, 6.875%, 5/27/19		3,545,000	3,838,278
Republic of South Africa, 5.875%, 9/16/25		4,547,000	4,741,921
Republic of South Africa, 3.75%, 7/24/26	EUR	4,571,000	4,580,582

			$30,750,457
Sri Lanka - 0.6%
Republic of Sri Lanka, 6.25%, 10/04/20 (n)		$1,977,000	$1,894,868
Republic of Sri Lanka, 6.25%, 10/04/20		4,372,000	4,190,370
Republic of Sri Lanka, 6.25%, 7/27/21		3,568,000	3,358,448
Republic of Sri Lanka, 5.875%, 7/25/22		5,829,000	5,267,218
Republic of Sri Lanka, 6.125%, 6/03/25		9,103,000	7,939,609
Republic of Sri Lanka, 6.85%, 11/03/25 (n)		2,378,000	2,163,740

			$24,814,253
Trinidad & Tobago - 0.8%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		$13,994,000	$12,314,720
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19		10,037,000	10,137,370
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22		11,090,625	9,801,340

			$32,253,430

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Turkey - 5.2%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$4,812,000	$4,015,710
Export Credit Bank of Turkey A.S., 5%, 9/23/21 (n)	14,213,000	14,039,601
Export Credit Bank of Turkey A.S., 5%, 9/23/21	12,400,000	12,248,720
Republic of Turkey, 7.5%, 11/07/19	14,075,000	15,848,732
Republic of Turkey, 7%, 6/05/20	20,609,000	23,026,024
Republic of Turkey, 5.625%, 3/30/21	21,696,000	23,082,374
Republic of Turkey, 5.125%, 3/25/22	16,307,000	16,922,850
Republic of Turkey, 6.25%, 9/26/22	10,362,000	11,380,440
Republic of Turkey, 3.25%, 3/23/23	9,925,000	9,194,838
Republic of Turkey, 5.75%, 3/22/24	12,155,000	12,993,695
Republic of Turkey, 7.375%, 2/05/25	21,458,000	25,276,237
Republic of Turkey, 4.25%, 4/14/26	9,119,000	8,690,407
Republic of Turkey, 6%, 1/14/41	10,051,000	10,383,949
Turk Eximbank, 5.875%, 4/24/19	9,999,000	10,340,746
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)	3,663,000	3,521,279

		$200,965,602
Ukraine - 0.5%
Government of Ukraine, 7.75%, 9/01/19 (n)	$733,008	$690,494
Government of Ukraine, 7.75%, 9/01/20 (n)	2,653,000	2,492,494
Government of Ukraine, 7.75%, 9/01/21 (n)	2,653,000	2,465,964
Government of Ukraine, 7.75%, 9/01/22 (n)	2,653,000	2,472,596
Government of Ukraine, 7.75%, 9/01/23 (n)	2,653,000	2,439,434
Government of Ukraine, 7.75%, 9/01/25 (n)	2,153,000	1,954,924
Government of Ukraine, 7.75%, 9/01/26 (n)	2,153,000	1,948,896
Government of Ukraine, 7.75%, 9/01/27 (n)	2,153,000	1,921,553
Government of Ukraine, 0%, 5/31/40 (n)	5,404,000	2,029,202

		$18,415,557
United Arab Emirates - 0.1%
Topaz Marine S.A., 8.625%, 11/01/18 (n)	$6,732,000	$5,587,560

Uruguay - 0.8%
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	$12,062,000	$6,211,930
Oriental Republic of Uruguay, 4.5%, 8/14/24	7,227,449	7,335,861
Oriental Republic of Uruguay, 4.375%, 10/27/27	16,489,026	16,118,023

		$29,665,814
Venezuela - 2.4%
Petroleos de Venezuela S.A., 6%, 11/15/26	$22,317,000	$6,558,966
Petroleos de Venezuela S.A., 5.375%, 4/12/27	25,607,000	7,426,030
Petroleos de Venezuela S.A., 6%, 5/16/24	6,349,200	1,873,014

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Venezuela - continued
Republic of Venezuela, 7.75%, 10/13/19		$26,144,000	$8,823,600
Republic of Venezuela, 9%, 5/07/23		8,475,000	2,881,500
Republic of Venezuela, 8.25%, 10/13/24		18,817,000	6,303,695
Republic of Venezuela, 7.65%, 4/21/25		18,553,000	6,122,490
Republic of Venezuela, 9.25%, 9/15/27		62,934,000	23,128,245
Republic of Venezuela, 11.95%, 8/05/31		2,760,500	1,021,385
Republic of Venezuela, 9.375%, 1/13/34		4,652,000	1,609,592
Republic of Venezuela, 7%, 3/31/38		88,888,000	28,666,380

			$94,414,897
Vietnam - 0.4%
Socialist Republic of Vietnam, 6.75%, 1/29/20		$4,555,000	$4,961,178
Socialist Republic of Vietnam, 4.8%, 11/19/24 (n)		10,393,000	9,923,964

			$14,885,142
Total Bonds (Identified Cost, $3,713,018,052)			$3,515,971,593

Loans - 0.1%
Brazil - 0.1%
State of Santa Catarina, 4%, 12/27/22 (Identified Cost, $3,625,612)		$3,467,628	$2,753,297

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.0%
MXN Currency - February 2016 @ $0.0574 (Premiums Paid, $209,096)	MXN	706,124,000	$26,833

Issuer	Shares/Par
Money Market Funds - 9.3%
MFS Institutional Money Market Portfolio, 0.28%, at Cost and Net Asset Value (v)		364,783,214	$364,783,214
Total Investments (Identified Cost, $4,081,635,974)			$3,883,534,937

Other Assets, Less Liabilities - 0.4%			14,026,528
Net Assets - 100.0%			$3,897,561,465

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,312,818,082 representing 33.7% of net assets.

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Afren PLC, 15.00%, 4/25/16	$—	$142,489

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Dominican Republic, 6.875%, 1/29/26	1/22/16	$9,799,000	$9,835,746
Petroleos Mexicanos, 6.375%, 2/04/21	1/28/16	8,724,000	8,841,774
Petroleos Mexicanos, 6.875%, 8/04/26	1/28/16	21,629,911	22,049,225
Republic of Indonesia, 5.95%, 1/08/46	12/01/15	6,469,414	6,742,589
Total Restricted Securities			$47,469,334
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/16

Forward Foreign Currency Exchange Contracts at 1/31/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CLP	Deutsche Bank AG	3,225,857,000	2/22/16	$4,436,302	$4,511,568	$75,266
BUY	CLP	Morgan Stanley Capital Services, Inc.	5,961,906,000	2/19/16-2/22/16	8,290,582	8,339,789	49,207
SELL	COP	Deutsche Bank AG	12,275,887,000	2/16/16	3,778,824	3,735,542	43,282
SELL	COP	Morgan Stanley Capital Services, Inc.	8,720,870,000	2/16/16	2,709,186	2,653,753	55,433
SELL	COP	UBS AG	5,562,321,000	2/16/16	1,729,577	1,692,610	36,967
BUY	EUR	Brown Brothers Harriman	406,839	4/15/16	441,017	441,604	587
SELL	EUR	Deutsche Bank AG	83,514,467	4/15/16	90,695,041	90,650,914	44,127
SELL	INR	JPMorgan Chase Bank N.A.	424,420,000	2/04/16	6,250,663	6,250,630	33
BUY	MXN	Barclays Bank PLC	101,309,000	4/15/16	5,497,662	5,557,535	59,873
BUY	MXN	Deutsche Bank AG	239,336,000	4/15/16	12,979,779	13,129,319	149,540
BUY	MXN	Merrill Lynch International	68,544,000	4/15/16	3,696,054	3,760,136	64,082
SELL	MXN	JPMorgan Chase Bank N.A.	121,181,289	4/15/16	6,746,198	6,647,674	98,524
SELL	PLN	Goldman Sachs International	1,467,000	4/15/16	365,619	359,134	6,485
BUY	RUB	Credit Suisse Group	278,197,240	2/05/16	3,575,800	3,682,231	106,431
BUY	RUB	Morgan Stanley Capital Services, Inc.	283,677,529	2/05/16	3,744,300	3,754,768	10,468
SELL	RUB	HSBC Bank	385,334,000	2/05/16	5,347,770	5,100,298	247,472
SELL	RUB	Morgan Stanley Capital Services, Inc.	1,101,479,000	2/05/16	15,029,623	14,579,224	450,399
SELL	RUB	UBS AG	213,875,000	2/05/16	2,839,928	2,830,859	9,069
BUY	ZAR	Deutsche Bank AG	147,469,000	4/15/16	9,046,037	9,154,498	108,461

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	ZAR	Merrill Lynch International	19,481,000	4/15/16	$1,187,195	$1,209,331	$22,136
BUY	ZAR	UBS AG	87,416,000	4/15/16	5,205,144	5,426,561	221,417

							$1,859,259

Liability Derivatives
BUY	CLP	Morgan Stanley Capital Services, Inc.	886,685,000	2/19/16	$1,251,496	$1,240,422	$(11,074)
SELL	CLP	UBS AG	1,484,060,000	2/19/16	2,075,608	2,076,115	(507)
BUY	COP	Morgan Stanley Capital Services, Inc.	26,559,079,000	2/16/16	8,943,806	8,081,905	(861,901)
BUY	EUR	Goldman Sachs International	339,590	4/15/16	369,063	368,609	(454)
BUY	INR	JPMorgan Chase Bank N.A.	848,840,000	2/04/16-4/04/16	12,572,288	12,438,412	(133,876)
BUY	RUB	Barclays Bank PLC	125,454,000	2/05/16	1,811,937	1,660,515	(151,422)
BUY	RUB	HSBC Bank	435,036,000	2/05/16	6,337,355	5,758,155	(579,200)
BUY	RUB	Morgan Stanley Capital Services, Inc.	731,451,000	2/05/16	11,395,093	9,681,517	(1,713,576)
SELL	RUB	Morgan Stanley Capital Services, Inc.	152,305,000	2/05/16	2,009,301	2,015,916	(6,615)
SELL	ZAR	Deutsche Bank AG	48,099,000	4/15/16	2,839,458	2,985,862	(146,404)
SELL	ZAR	Goldman Sachs International	14,966,000	4/15/16	883,028	929,050	(46,022)

							$(3,651,051)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 1/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 30 yr (Long)	USD	36	$5,797,125	March - 2016	$265,025
U.S. Treasury Note 10 yr (Long)	USD	122	15,808,531	March - 2016	380,297

					$645,322

At January 31, 2016, the fund had cash collateral of $2,648,701 to cover any commitments certain derivative contracts. Cash collateral is comprised of “Restricted cash” and “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,716,852,760)	$3,518,751,723
Underlying affiliated funds, at cost and value	364,783,214
Total investments, at value (identified cost, $4,081,635,974)	$3,883,534,937
Cash	2,225,815
Restricted cash	2,340,001
Deposits with brokers	308,700
Receivables for
Forward foreign currency exchange contracts	1,859,259
Daily variation margin on open futures contracts	101,595
Investments sold	28,199,530
Fund shares sold	7,256,547
Interest	58,921,856
Other assets	20,849
Total assets	$3,984,769,089
Liabilities
Payables for
Distributions	$1,323,114
Forward foreign currency exchange contracts	3,651,051
Investments purchased	53,706,776
Fund shares reacquired	18,905,026
Payable to affiliates
Investment adviser	299,258
Shareholder servicing costs	1,370,230
Distribution and service fees	44,772
Payable for independent Trustees’ compensation	12,055
Deferred country tax expense payable	7,461,540
Accrued expenses and other liabilities	433,802
Total liabilities	$87,207,624
Net assets	$3,897,561,465
Net assets consist of
Paid-in capital	$4,347,201,029
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,038,165 deferred country tax)	(200,319,298)
Accumulated net realized gain (loss) on investments and foreign currency	(244,372,307)
Accumulated distributions in excess of net investment income	(4,947,959)
Net assets	$3,897,561,465
Shares of beneficial interest outstanding	285,825,169

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$546,341,844	40,183,886	$13.60
Class B	31,363,681	2,290,240	13.69
Class C	217,541,655	15,918,475	13.67
Class I	2,256,533,387	165,636,914	13.62
Class R1	789,184	57,497	13.73
Class R2	25,838,592	1,882,338	13.73
Class R3	42,131,238	3,076,652	13.69
Class R4	63,753,022	4,665,942	13.66
Class R5	713,268,862	52,113,225	13.69

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.20 [100 / 95.75 x $13.60]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$115,756,208
Dividends from underlying affiliated funds	356,025
Total investment income	$116,112,233
Expenses
Management fee	$15,413,164
Distribution and service fees	2,337,769
Shareholder servicing costs	2,383,528
Administrative services fee	318,397
Independent Trustees’ compensation	46,969
Custodian fee	222,629
Shareholder communications	360,630
Audit and tax fees	35,537
Legal fees	21,169
Miscellaneous	170,940
Total expenses	$21,310,732
Fees paid indirectly	(2,152)
Reduction of expenses by investment adviser and distributor	(624,814)
Net expenses	$20,683,766
Net investment income	$95,428,467
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $430,226 country tax)	$(79,358,266)
Futures contracts	388,283
Swap agreements	(576,709)
Foreign currency	364,996
Net realized gain (loss) on investments and foreign currency	$(79,181,696)
Change in unrealized appreciation (depreciation)
Investments (net of $1,909,898 decrease in deferred country tax)	$(155,283,933)
Futures contracts	645,322
Swap agreements	287,594
Translation of assets and liabilities in foreign currencies	(2,659,707)
Net unrealized gain (loss) on investments and foreign currency translation	$(157,010,724)
Net realized and unrealized gain (loss) on investments and foreign currency	$(236,192,420)
Change in net assets from operations	$(140,763,953)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/16 (unaudited)	Year ended 7/31/15
From operations
Net investment income	$95,428,467	$239,041,417
Net realized gain (loss) on investments and foreign currency	(79,181,696)	4,573,689
Net unrealized gain (loss) on investments and foreign currency translation	(157,010,724)	(319,295,351)
Change in net assets from operations	$(140,763,953)	$(75,680,245)
Distributions declared to shareholders
From net investment income	$(99,102,171)	$(242,744,022)
Change in net assets from fund share transactions	$(432,530,546)	$(1,291,510,697)
Total change in net assets	$(672,396,670)	$(1,609,934,964)
Net assets
At beginning of period	4,569,958,135	6,179,893,099
At end of period (including accumulated distributions in excess of net investment income of $4,947,959 and $1,274,255, respectively)	$3,897,561,465	$4,569,958,135

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/16 (unaudited)		Years ended 7/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.39		$15.26	$14.82	$15.72	$15.01	$14.80
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.64	$0.66	$0.67	$0.70	$0.71
Net realized and unrealized gain (loss) on investments and foreign currency	(0.78)		(0.87)	0.52	(0.72)	0.84	0.54
Total from investment operations	$(0.48)		$(0.23)	$1.18	$(0.05)	$1.54	$1.25
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.64)	$(0.67)	$(0.74)	$(0.78)	$(0.73)
From net realized gain on investments	—		—	(0.07)	(0.11)	(0.05)	(0.31)
Total distributions declared to shareholders	$(0.31)		$(0.64)	$(0.74)	$(0.85)	$(0.83)	$(1.04)
Net asset value, end of period (x)	$13.60		$14.39	$15.26	$14.82	$15.72	$15.01
Total return (%) (r)(s)(t)(x)	(3.36	)(n)	(1.52)	8.23	(0.59)	10.68	8.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.13	1.11	1.16	1.13	1.15
Expenses after expense reductions (f)	1.12	(a)	1.09	1.08	1.12	1.11	1.14
Net investment income	4.26	(a)	4.29	4.49	4.23	4.73	4.83
Portfolio turnover	26	(n)	55	62	66	52	80
Net assets at end of period (000 omitted)	$546,342		$695,581	$1,431,791	$1,759,552	$1,269,864	$1,123,447

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.47		$15.31	$14.88	$15.78	$15.07	$14.85
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.53	$0.56	$0.56	$0.60	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	(0.77)		(0.84)	0.50	(0.73)	0.83	0.54
Total from investment operations	$(0.52)		$(0.31)	$1.06	$(0.17)	$1.43	$1.15
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.53)	$(0.56)	$(0.62)	$(0.67)	$(0.62)
From net realized gain on investments	—		—	(0.07)	(0.11)	(0.05)	(0.31)
Total distributions declared to shareholders	$(0.26)		$(0.53)	$(0.63)	$(0.73)	$(0.72)	$(0.93)
Net asset value, end of period (x)	$13.69		$14.47	$15.31	$14.88	$15.78	$15.07
Total return (%) (r)(s)(t)(x)	(3.63	)(n)	(2.03)	7.34	(1.31)	9.84	8.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.88	1.86	1.90	1.88	1.90
Expenses after expense reductions (f)	1.87	(a)	1.84	1.83	1.87	1.86	1.89
Net investment income	3.50	(a)	3.54	3.74	3.51	3.98	4.09
Portfolio turnover	26	(n)	55	62	66	52	80
Net assets at end of period (000 omitted)	$31,364		$37,170	$46,518	$58,752	$57,860	$46,190

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.45		$15.29	$14.86	$15.76	$15.05	$14.84
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.53	$0.56	$0.56	$0.59	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	(0.77)		(0.84)	0.50	(0.73)	0.84	0.53
Total from investment operations	$(0.52)		$(0.31)	$1.06	$(0.17)	$1.43	$1.14
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.53)	$(0.56)	$(0.62)	$(0.67)	$(0.62)
From net realized gain on investments	—		—	(0.07)	(0.11)	(0.05)	(0.31)
Total distributions declared to shareholders	$(0.26)		$(0.53)	$(0.63)	$(0.73)	$(0.72)	$(0.93)
Net asset value, end of period (x)	$13.67		$14.45	$15.29	$14.86	$15.76	$15.05
Total return (%) (r)(s)(t)(x)	(3.64	)(n)	(2.04)	7.34	(1.32)	9.85	7.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.88	1.86	1.90	1.88	1.90
Expenses after expense reductions (f)	1.87	(a)	1.84	1.83	1.87	1.86	1.89
Net investment income	3.50	(a)	3.54	3.75	3.50	3.97	4.09
Portfolio turnover	26	(n)	55	62	66	52	80
Net assets at end of period (000 omitted)	$217,542		$270,388	$349,718	$508,561	$491,457	$390,816

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.39		$15.23	$14.79	$15.69	$14.98	$14.77
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.67	$0.70	$0.72	$0.73	$0.75
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		(0.83)	0.52	(0.73)	0.84	0.53
Total from investment operations	$(0.44)		$(0.16)	$1.22	$(0.01)	$1.57	$1.28
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.68)	$(0.71)	$(0.78)	$(0.81)	$(0.76)
From net realized gain on investments	—		—	(0.07)	(0.11)	(0.05)	(0.31)
Total distributions declared to shareholders	$(0.33)		$(0.68)	$(0.78)	$(0.89)	$(0.86)	$(1.07)
Net asset value, end of period (x)	$13.62		$14.39	$15.23	$14.79	$15.69	$14.98
Total return (%) (r)(s)(x)	(3.10	)(n)	(1.08)	8.50	(0.35)	10.97	9.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.87	0.86	0.90	0.88	0.90
Expenses after expense reductions (f)	0.87	(a)	0.84	0.83	0.87	0.86	0.89
Net investment income	4.49	(a)	4.53	4.73	4.50	4.92	5.10
Portfolio turnover	26	(n)	55	62	66	52	80
Net assets at end of period (000 omitted)	$2,256,533		$2,667,819	$3,544,099	$3,793,125	$3,148,303	$1,633,849

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.50		$15.33	$14.88	$15.79	$15.07	$14.86
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.53	$0.56	$0.56	$0.59	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		(0.83)	0.52	(0.74)	0.85	0.53
Total from investment operations	$(0.51)		$(0.30)	$1.08	$(0.18)	$1.44	$1.14
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.53)	$(0.56)	$(0.62)	$(0.67)	$(0.62)
From net realized gain on investments	—		—	(0.07)	(0.11)	(0.05)	(0.31)
Total distributions declared to shareholders	$(0.26)		$(0.53)	$(0.63)	$(0.73)	$(0.72)	$(0.93)
Net asset value, end of period (x)	$13.73		$14.50	$15.33	$14.88	$15.79	$15.07
Total return (%) (r)(s)(x)	(3.55	)(n)	(1.96)	7.48	(1.38)	9.91	7.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.88	1.85	1.90	1.88	1.90
Expenses after expense reductions (f)	1.87	(a)	1.84	1.82	1.87	1.87	1.90
Net investment income	3.49	(a)	3.54	3.73	3.51	3.96	4.12
Portfolio turnover	26	(n)	55	62	66	52	80
Net assets at end of period (000 omitted)	$789		$789	$1,079	$934	$936	$492

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.49		$15.32	$14.87	$15.78	$15.06	$14.85
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.60	$0.63	$0.64	$0.67	$0.69
Net realized and unrealized gain (loss) on investments and foreign currency	(0.75)		(0.82)	0.53	(0.74)	0.84	0.52
Total from investment operations	$(0.47)		$(0.22)	$1.16	$(0.10)	$1.51	$1.21
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.61)	$(0.64)	$(0.70)	$(0.74)	$(0.69)
From net realized gain on investments	—		—	(0.07)	(0.11)	(0.05)	(0.31)
Total distributions declared to shareholders	$(0.29)		$(0.61)	$(0.71)	$(0.81)	$(0.79)	$(1.00)
Net asset value, end of period (x)	$13.73		$14.49	$15.32	$14.87	$15.78	$15.06
Total return (%) (r)(s)(x)	(3.24	)(n)	(1.47)	8.02	(0.88)	10.46	8.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.37	1.36	1.41	1.38	1.41
Expenses after expense reductions (f)	1.37	(a)	1.34	1.32	1.37	1.36	1.40
Net investment income	4.00	(a)	4.04	4.24	4.00	4.44	4.64
Portfolio turnover	26	(n)	55	62	66	52	80
Net assets at end of period (000 omitted)	$25,839		$28,686	$29,234	$28,338	$24,183	$11,329

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.46		$15.28	$14.83	$15.73	$15.01	$14.80
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.64	$0.66	$0.68	$0.70	$0.72
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		(0.82)	0.53	(0.73)	0.85	0.53
Total from investment operations	$(0.46)		$(0.18)	$1.19	$(0.05)	$1.55	$1.25
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.64)	$(0.67)	$(0.74)	$(0.78)	$(0.73)
From net realized gain on investments	—		—	(0.07)	(0.11)	(0.05)	(0.31)
Total distributions declared to shareholders	$(0.31)		$(0.64)	$(0.74)	$(0.85)	$(0.83)	$(1.04)
Net asset value, end of period (x)	$13.69		$14.46	$15.28	$14.83	$15.73	$15.01
Total return (%) (r)(s)(x)	(3.20	)(n)	(1.17)	8.29	(0.59)	10.75	8.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.12	1.10	1.16	1.14	1.15
Expenses after expense reductions (f)	1.12	(a)	1.09	1.06	1.13	1.12	1.15
Net investment income	4.25	(a)	4.29	4.48	4.25	4.64	4.87
Portfolio turnover	26	(n)	55	62	66	52	80
Net assets at end of period (000 omitted)	$42,131		$76,900	$81,184	$52,066	$35,355	$8,831

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.43		$15.27	$14.83	$15.73	$15.01	$14.80
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.67	$0.70	$0.72	$0.74	$0.76
Net realized and unrealized gain (loss) on investments and foreign currency	(0.76)		(0.83)	0.52	(0.73)	0.84	0.53
Total from investment operations	$(0.44)		$(0.16)	$1.22	$(0.01)	$1.58	$1.29
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.68)	$(0.71)	$(0.78)	$(0.81)	$(0.77)
From net realized gain on investments	—		—	(0.07)	(0.11)	(0.05)	(0.31)
Total distributions declared to shareholders	$(0.33)		$(0.68)	$(0.78)	$(0.89)	$(0.86)	$(1.08)
Net asset value, end of period (x)	$13.66		$14.43	$15.27	$14.83	$15.73	$15.01
Total return (%) (r)(s)(x)	(3.09	)(n)	(1.06)	8.49	(0.34)	11.03	9.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.87	0.86	0.90	0.89	0.90
Expenses after expense reductions (f)	0.87	(a)	0.84	0.83	0.87	0.87	0.90
Net investment income	4.50	(a)	4.54	4.74	4.52	4.91	5.11
Portfolio turnover	26	(n)	55	62	66	52	80
Net assets at end of period (000 omitted)	$63,753		$70,067	$80,457	$103,937	$111,391	$48,313

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/16 (unaudited)		Years ended 7/31
Class R5 (y)			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.45		$15.27	$14.82	$15.73	$15.00	$14.79
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.69	$0.71	$0.73	$0.74	$0.73
Net realized and unrealized gain (loss) on investments and foreign currency	(0.75)		(0.81)	0.53	(0.73)	0.84	0.54
Total from investment operations	$(0.42)		$(0.12)	$1.24	$—	$1.58	$1.27
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.70)	$(0.72)	$(0.80)	$(0.80)	$(0.75)
From net realized gain on investments	—		—	(0.07)	(0.11)	(0.05)	(0.31)
Total distributions declared to shareholders	$(0.34)		$(0.70)	$(0.79)	$(0.91)	$(0.85)	$(1.06)
Net asset value, end of period (x)	$13.69		$14.45	$15.27	$14.82	$15.73	$15.00
Total return (%) (r)(s)(x)	(2.95	)(n)	(0.80)	8.68	(0.30)	11.01	8.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.76	0.76	0.81	0.96	0.99
Expenses after expense reductions (f)	0.75	(a)	0.73	0.73	0.78	0.94	0.99
Net investment income	4.62	(a)	4.65	4.82	4.59	4.91	4.95
Portfolio turnover	26	(n)	55	62	66	52	80
Net assets at end of period (000 omitted)	$713,269		$722,556	$615,814	$420,329	$261,885	$115,940

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) – continued

Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by

Notes to Financial Statements (unaudited) – continued

events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$2,785,937,208	$—	$2,785,937,208
Foreign Bonds	—	732,787,682	—	732,787,682
Purchased Currency Options	—	26,833	—	26,833
Mutual Funds	364,783,214	—	—	364,783,214
Total Investments	$364,783,214	$3,518,751,723	$—	$3,883,534,937

Other Financial Instruments
Futures Contracts	$645,322	$—	$—	$645,322
Forward Foreign Currency Exchange Contracts	—	(1,791,792)	—	(1,791,792)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers

Notes to Financial Statements (unaudited) – continued

between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Total
Balance as of 7/31/15	$7,981,403
Accretion/Amortization	339,806
Change in unrealized appreciation/(depreciation)	(5,411,503)
Purchases	404,079
Transfers out of level 3	(3,313,785)
Balance as of 1/31/16	$—

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$645,322	$—
Foreign Exchange	Forward Foreign Currency Exchange	1,859,259	(3,651,051)
Foreign Exchange	Purchased Currency Options	26,833	—
Total		$2,531,414	$(3,651,051)

Notes to Financial Statements (unaudited) – continued

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$388,283	$—	$—	$(6,062)
Foreign Exchange	—	—	526,813	(1,096,696)
Credit	—	(576,709)	—	—
Total	$388,283	$(576,709)	$526,813	$(1,102,758)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended January 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$645,322	$—	$—	$—
Foreign Exchange	—	—	(2,653,757)	(182,263)
Credit	—	287,594	—	—
Total	$645,322	$287,594	$(2,653,757)	$(182,263)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the

Notes to Financial Statements (unaudited) – continued

collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the

Notes to Financial Statements (unaudited) – continued

futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for

Notes to Financial Statements (unaudited) – continued

uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in

Notes to Financial Statements (unaudited) – continued

an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Hybrid Instruments – The fund invests in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swap agreements, options, futures contracts and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of

Notes to Financial Statements (unaudited) – continued

U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended January 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/15
Ordinary income (including any short-term capital gains)	$242,744,022

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/16
Cost of investments	$4,105,148,445
Gross appreciation	90,163,398
Gross depreciation	(311,776,906)
Net unrealized appreciation (depreciation)	$(221,613,508)

As of 7/31/15
Undistributed ordinary income	17,839,700
Capital loss carryforwards	(136,854,521)
Other temporary differences	(28,697,334)
Net unrealized appreciation (depreciation)	(62,061,285)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of July 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(118,584,563)
Long-Term	(18,269,958)
Total	$(136,854,521)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 1/31/16	Year ended 7/31/15
Class A	$13,747,660	$45,182,514
Class B	630,176	1,513,894
Class C	4,512,167	11,136,596
Class I	59,245,983	144,225,774
Class R1	14,367	34,324
Class R2	570,209	1,195,336
Class R3	1,512,451	3,409,546
Class R4	1,581,030	3,462,609
Class R5	17,288,128	32,583,429
Total	$99,102,171	$242,744,022

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion up to $7.5 billion and 0.60% of average daily net assets in excess of $7.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2016. For the six months ended January 31, 2016, this management fee reduction amounted to $454,570, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2016, this management fee reduction amounted to $160,148, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2016 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,815 for the six months ended January 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$777,103
Class B	0.75%	0.25%	1.00%	1.00%	171,996
Class C	0.75%	0.25%	1.00%	1.00%	1,230,439
Class R1	0.75%	0.25%	1.00%	1.00%	3,933
Class R2	0.25%	0.25%	0.50%	0.50%	68,552
Class R3	—	0.25%	0.25%	0.25%	85,746
Total Distribution and Service Fees					$2,337,769

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2016, this rebate amounted to $10,050, $42, and $4 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2016, were as follows:

Amount
Class A	$11,733
Class B	40,741
Class C	10,589

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2016, the fee was $93,728, which equated to 0.0043% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do

Notes to Financial Statements (unaudited) – continued

not incur sub-accounting fees. For the six months ended January 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,289,800.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2016 was equivalent to an annual effective rate of 0.0147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended January 31, 2016, the fee paid by the fund under this agreement was $5,332 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS purchased 3,371 shares of Class R1 for an aggregate amount of $47,834. On September 9, 2015, MFS redeemed 53, 31, 32, and 112 shares of Class R2, R3, R4, and R5, respectively, for an aggregate amount of $3,225.

(4) Portfolio Securities

For the six months ended January 31, 2016, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $960,825,486 and $1,187,946,882, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/16		Year ended 7/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,282,673	$60,305,476	15,027,558	$222,494,994
Class B	54,829	772,311	161,085	2,399,110
Class C	346,775	4,893,953	1,467,073	21,810,135
Class I	33,500,576	472,196,409	78,936,760	1,167,893,037
Class R1	10,012	139,893	22,394	332,181
Class R2	176,816	2,493,783	429,218	6,402,089
Class R3	628,034	8,820,896	1,675,550	24,801,523
Class R4	1,077,306	15,071,602	2,096,498	31,133,486
Class R5	3,001,518	41,988,082	10,128,432	150,588,200
	43,078,539	$606,682,405	109,944,568	$1,627,854,755

Shares issued to shareholders in reinvestment of distributions
Class A	940,700	$13,145,487	2,931,575	$43,539,022
Class B	36,728	515,278	81,806	1,217,364
Class C	257,310	3,606,963	586,389	8,718,362
Class I	3,740,359	52,133,296	8,522,974	126,086,036
Class R1	1,024	14,363	2,292	34,118
Class R2	40,619	569,651	80,372	1,194,875
Class R3	101,024	1,415,243	229,798	3,405,543
Class R4	112,309	1,570,039	232,054	3,438,839
Class R5	1,200,046	16,753,515	2,153,095	31,850,156
	6,430,119	$89,723,835	14,820,355	$219,484,315

Shares reacquired
Class A	(13,372,211)	$(187,837,927)	(63,464,227)	$(927,525,109)
Class B	(370,065)	(5,202,850)	(711,783)	(10,563,642)
Class C	(3,403,031)	(47,806,853)	(6,203,665)	(91,908,034)
Class I	(56,961,455)	(793,621,498)	(134,795,480)	(1,995,336,030)
Class R1	(7,974)	(112,938)	(40,633)	(601,561)
Class R2	(314,497)	(4,433,362)	(437,787)	(6,477,975)
Class R3	(2,971,564)	(41,274,531)	(1,897,969)	(28,124,260)
Class R4	(1,379,779)	(19,268,538)	(2,743,102)	(40,524,396)
Class R5	(2,108,270)	(29,378,289)	(2,577,994)	(37,788,760)
	(80,888,846)	$(1,128,936,786)	(212,872,640)	$(3,138,849,767)

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/16		Year ended 7/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	(8,148,838)	$(114,386,964)	(45,505,094)	$(661,491,093)
Class B	(278,508)	(3,915,261)	(468,892)	(6,947,168)
Class C	(2,798,946)	(39,305,937)	(4,150,203)	(61,379,537)
Class I	(19,720,520)	(269,291,793)	(47,335,746)	(701,356,957)
Class R1	3,062	41,318	(15,947)	(235,262)
Class R2	(97,062)	(1,369,928)	71,803	1,118,989
Class R3	(2,242,506)	(31,038,392)	7,379	82,806
Class R4	(190,164)	(2,626,897)	(414,550)	(5,952,071)
Class R5	2,093,294	29,363,308	9,703,533	144,649,596
	(31,380,188)	$(432,530,546)	(88,107,717)	$(1,291,510,697)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 5%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2016, the fund’s commitment fee and interest expense were $8,211 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	552,570,542	575,806,760	(763,594,088)	364,783,214

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$356,025	$364,783,214

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.